Aug. 15, 2017
Direxion Daily Emerging Markets Bond Bear 1X Shares
Direxion Daily Emerging Markets Bond Bear 1X Shares

DIREXION SHARES ETF TRUST

Direxion Daily Emerging Markets Bond Bear 1X Shares

Supplement dated August 15, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 26, 2017, as last supplemented July 10, 2017

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the name, investment objective, investment strategy and underlying index of the Direxion Daily Emerging Markets Bond Bear 1X Shares (the “1X Fund”), Direxion Daily Emerging Markets Bond Bull 2X Shares (the “2X Fund”) and the Direxion Daily Emerging Markets Bond Bull 3X Shares (the “3X Fund”) (each a “Fund” and collectively the “Funds”).

In addition, in each Fund’s Summary Prospectus and on page 3 of the 1X Fund’s statutory Prospectus, page 3 of the 2X Fund’s statutory Prospectus and page 189 of the 3X Fund’s statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2016 was 5.33%. The Index’s highest volatility rate for any one calendar year during the five-year period was 6.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2016 was 5.80%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Effective immediately, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the respective New Index:

Current Fund Name	Current Index	New Index
Direxion Daily Emerging Markets Bond Bear 1X Shares	J.P. Morgan Custom Emerging Markets Bond Index	J.P. Morgan EMBI® Global Core Index
Direxion Daily Emerging Markets Bond Bull 2X Shares	J.P. Morgan Custom Emerging Markets Bond Index	J.P. Morgan EMBI® Global Core Index
Direxion Daily Emerging Markets Bond Bull 3X Shares	J.P. Morgan Custom Emerging Markets Bond Index	J.P. Morgan EMBI® Global Core Index

For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.